Long-Term Debt - Schedule of Range of Input for Fair Value Measurement of Debt (Detail)	Mar. 31, 2021	Dec. 31, 2020
June 2019 Convertible Note [Member] | Preferred Stock Value [Member]
Debt Instrument [Line Items]
Measurement Input	1.30	1.30
June 2019 Convertible Note [Member] | Risk Free Rates [Member] | Minimum
Debt Instrument [Line Items]
Measurement Input	0.018	0.018
June 2019 Convertible Note [Member] | Risk Free Rates [Member] | Maximum
Debt Instrument [Line Items]
Measurement Input	0.020	0.020
June 2019 Convertible Note [Member] | Risk-Adjusted Discount Rate [Member]
Debt Instrument [Line Items]
Measurement Input		0.150
June 2019 Convertible Note [Member] | Risk-Adjusted Discount Rate [Member] | Maximum
Debt Instrument [Line Items]
Measurement Input	0.150
June 2019 Convertible Note [Member] | Additional Discount Factor [Member] | Minimum
Debt Instrument [Line Items]
Measurement Input	0.001	0.001
June 2019 Convertible Note [Member] | Additional Discount Factor [Member] | Maximum
Debt Instrument [Line Items]
Measurement Input	0.009	0.009
June 2019 Convertible Note [Member] | Scenario Probability [Member]
Debt Instrument [Line Items]
Measurement Input		0.153
June 2019 Convertible Note [Member] | Preferred Volatility [Member] | Maximum
Debt Instrument [Line Items]
Measurement Input	0.153
October 2019 Convertible Note [Member] | Preferred Stock Value [Member]
Debt Instrument [Line Items]
Measurement Input	1.30	1.30
October 2019 Convertible Note [Member] | Risk Free Rates [Member] | Minimum
Debt Instrument [Line Items]
Measurement Input	0.009	0.009
October 2019 Convertible Note [Member] | Risk Free Rates [Member] | Maximum
Debt Instrument [Line Items]
Measurement Input	0.018	0.018
October 2019 Convertible Note [Member] | Risk-Adjusted Discount Rate [Member]
Debt Instrument [Line Items]
Measurement Input	0.150	0.150
October 2019 Convertible Note [Member] | Additional Discount Factor [Member] | Minimum
Debt Instrument [Line Items]
Measurement Input	0.009	0.009
October 2019 Convertible Note [Member] | Additional Discount Factor [Member] | Maximum
Debt Instrument [Line Items]
Measurement Input	0.047	0.047
October 2019 Convertible Note [Member] | Scenario Probability [Member]
Debt Instrument [Line Items]
Measurement Input		0.153
October 2019 Convertible Note [Member] | Preferred Volatility [Member]
Debt Instrument [Line Items]
Measurement Input	0.153
Q4 2020 Convertible Note [Member] | Preferred Stock Value [Member] | Minimum
Debt Instrument [Line Items]
Measurement Input	1.98	1.98
Q4 2020 Convertible Note [Member] | Preferred Stock Value [Member] | Maximum
Debt Instrument [Line Items]
Measurement Input	2.32	2.32
Q4 2020 Convertible Note [Member] | Risk Free Rates [Member]
Debt Instrument [Line Items]
Measurement Input	0.001	0.001
Q4 2020 Convertible Note [Member] | Risk-Adjusted Discount Rate [Member]
Debt Instrument [Line Items]
Measurement Input	0.150	0.150
Q4 2020 Convertible Note [Member] | Additional Discount Factor [Member]
Debt Instrument [Line Items]
Measurement Input	0.047	0.047
Q4 2020 Convertible Note [Member] | Scenario Probability [Member]
Debt Instrument [Line Items]
Measurement Input		0.200
Q4 2020 Convertible Note [Member] | Preferred Volatility [Member]
Debt Instrument [Line Items]
Measurement Input	0.200